Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2013
Supplement [Text Block]	hct1_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2013

HC Capital Trust

The date of this Supplement is November 6, 2013

Important Notice Regarding Change in Investment Policy

The Small Capitalization - Mid Capitalization Equity Portfolio

1.	Prior to January 6, 2014, the following replaces the first paragraph of the “Principal Investment Strategies” section on page 22 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $129 million and $3.3 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

1.	Prior to January 6, 2014, the following replaces the first paragraph of the “Principal Investment Strategies” section on page 26 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $129 million and $3.3 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2013

HC Capital Trust

The date of this Supplement is November 6, 2013

Important Notice Regarding Change in Investment Policy

The Small Capitalization - Mid Capitalization Equity Portfolio

1.	Prior to January 6, 2014, the following replaces the first paragraph of the “Principal Investment Strategies” section on page 22 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $129 million and $3.3 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

1.	Prior to January 6, 2014, the following replaces the first paragraph of the “Principal Investment Strategies” section on page 26 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $129 million and $3.3 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

HC Advisors Shares | The Small Capitalization Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct1_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2013

HC Capital Trust

The date of this Supplement is November 6, 2013

Important Notice Regarding Change in Investment Policy

The Small Capitalization - Mid Capitalization Equity Portfolio

1.	Prior to January 6, 2014, the following replaces the first paragraph of the “Principal Investment Strategies” section on page 22 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $129 million and $3.3 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

HC Advisors Shares | The Institutional Small Capitalization Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct1_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2013

HC Capital Trust

The date of this Supplement is November 6, 2013

Important Notice Regarding Change in Investment Policy

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

1.	Prior to January 6, 2014, the following replaces the first paragraph of the “Principal Investment Strategies” section on page 26 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $129 million and $3.3 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

HC Strategic Shares | The Small Capitalization Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct1_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2013

HC Capital Trust

The date of this Supplement is November 6, 2013

Important Notice Regarding Change in Investment Policy

The Small Capitalization - Mid Capitalization Equity Portfolio

1.	Prior to January 6, 2014, the following replaces the first paragraph of the “Principal Investment Strategies” section on page 22 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $129 million and $3.3 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

HC Strategic Shares | The Institutional Small Capitalization Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct1_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2013

HC Capital Trust

The date of this Supplement is November 6, 2013

Important Notice Regarding Change in Investment Policy

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio

1.	Prior to January 6, 2014, the following replaces the first paragraph of the “Principal Investment Strategies” section on page 26 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000® Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $129 million and $3.3 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.